Dividends	12 Months Ended
Dec. 31, 2019
Dividends [Abstract]
Dividends

30.	Dividends

(a)	Details of dividends recognized as distributions to stockholders for the years ended December 31, 2018 and 2019 are as follows:

	2018		2019 (*1)
Common Stock
Total number of shares issued and outstanding	~~W~~	474,199,587	474,199,587
Par value per share in won		5,000	5,000
Dividend per share in won		1,600	1,850
Dividends (*2)	~~W~~	753,041	851,587

Dividend rate per share		% 32.0	37.0

Preferred Stock
Total number of shares issued and outstanding	~~W~~	—	17,482,000
Par value per share in won		—	5,000
Dividend per share in won		—	1,850
Dividends	~~W~~	—	32,342

Dividend rate per share		% —	37.0

(*1)	The dividend is the amount of dividend that will be paid on March 26, 2020 and is not recognized as a distribution to the owners during the year.
(*2)	Dividends on own shares held by the Group are excluded.

(b)	Dividend for hybrid bond was calculated as follows for the years ended December 31, 2018 and 2019:

	2018		2019
Amount of hybrid bond	~~W~~	1,538,150	1,738,150
Interest rate	%	3.77 ~ 5.88	3.27 ~ 5.88

Dividend	~~W~~	40,357	61,993